Segment reporting (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of operating segments [abstract]
Schedule of segment reporting

Figures in million – SA rand	Group	Total US PGM operations[1]	Underground	Recycling	Total SA operations	Total SA PGM	Rustenburg	Marikana	Kroondal	Platinum Mile	Mimosa	Corporate and reconciling items[2]	Total SA gold	Driefontein	Kloof	Beatrix	Cooke	DRD- GOLD	Corporate and reconciling items[2]	Group Corporate and reconciling items[2]
2021
Revenue	172,194	59,053	18,343	40,710	113,512	85,154	31,749	41,610	10,293	1,503	4,393	(4,394)	28,358	7,932	9,294	5,343	999	4,790	—	(371)
Underground	120,403	18,343	18,343	—	102,431	81,477	29,575	41,610	10,293	—	4,393	(4,394)	20,954	7,722	8,089	5,143	—	—	—	(371)
Surface	11,081	—	—	—	11,081	3,677	2,174	—	—	1,503	—	—	7,404	210	1,205	200	999	4,790	—	—
Recycling	40,710	40,710	—	40,710	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—
Cost of sales, before amortisation and depreciation	(101,013)	(46,787)	(7,567)	(39,220)	(54,226)	(31,971)	(11,464)	(16,561)	(3,416)	(531)	(1,587)	1,588	(22,255)	(5,691)	(7,844)	(4,565)	(808)	(3,347)	—	—
Underground	(54,989)	(7,567)	(7,567)	—	(47,422)	(30,430)	(10,454)	(16,561)	(3,416)	—	(1,587)	1,588	(16,992)	(5,559)	(6,986)	(4,447)	—	—	—	—
Surface	(6,804)	—	—	—	(6,804)	(1,541)	(1,010)	—	—	(531)	—	—	(5,263)	(132)	(858)	(118)	(808)	(3,347)	—	—
Recycling	(39,220)	(39,220)	—	(39,220)	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—
Net other cash costs[3]	(2,575)	(10)	(10)	—	(2,565)	(1,575)	134	(1,036)	(91)	(492)	(42)	(48)	(990)	(78)	(83)	(73)	(611)	(40)	(105)	—
Adjusted EBITDA	68,606	12,256	10,766	1,490	56,721	51,608	20,419	24,013	6,786	480	2,764	(2,854)	5,113	2,163	1,367	705	(420)	1,403	(105)	(371)
Amortisation and depreciation	(8,293)	(2,601)	(2,598)	(3)	(5,692)	(2,515)	(885)	(1,099)	(495)	(31)	(274)	269	(3,177)	(1,165)	(1,064)	(691)	(11)	(188)	(58)	—
Interest income	1,202	382	10	372	805	219	22	92	97	7	12	(11)	586	60	47	31	22	222	204	15
Finance expense	(2,496)	(954)	(897)	(57)	(1,233)	(666)	(4,201)	(328)	(116)	—	(5)	3,984	(567)	(99)	(85)	(82)	(63)	(60)	(178)	(309)
Share-based payments	(383)	(73)	(73)	—	(310)	(89)	(35)	(42)	(12)	—	—	—	(221)	(20)	(32)	(21)	—	(19)	(129)	—
Net other[4]	(2,832)	238	238	—	(3,121)	(4,305)	(12,232)	(985)	248	34	(43)	8,673	1,184	16	22	33	92	22	999	51
Non-underlying items[5]	(5,529)	(278)	(278)	—	(5,153)	2	4	(1)	(1)	—	—	—	(5,155)	(202)	(3,686)	(1,290)	(3)	—	26	(98)
Royalties and carbon tax	(2,718)	—	—	—	(2,718)	(2,548)	(1,405)	(1,129)	(14)	—	(160)	160	(170)	(95)	(46)	(29)	(5)	—	5	—
Profit before tax	47,557	8,970	7,168	1,802	39,299	41,706	1,687	20,521	6,493	490	2,294	10,221	(2,407)	658	(3,477)	(1,344)	(388)	1,380	764	(712)
Current taxation	(13,506)	(1,422)			(12,014)	(11,745)	(4,864)	(4,768)	(1,885)	(218)	(574)	564	(269)	(13)	(13)	(7)	—	(263)	27	(70)
Deferred taxation	(255)	(89)			(166)	(367)	956	(1,460)	56	80	(18)	19	201	49	1,158	233	—	(77)	(1,162)	—
Profit/(loss) for the year	33,796	7,459			27,119	29,594	(2,221)	14,293	4,664	352	1,702	10,804	(2,475)	694	(2,332)	(1,118)	(388)	1,040	(371)	(782)
Attributable to:
Owners of the parent	33,054	7,459			26,377	29,360	(2,221)	14,075	4,664	336	1,702	10,804	(2,983)	694	(2,332)	(1,118)	(388)	527	(366)	(782)
Non-controlling interest holders	742	—			742	234	—	218	—	16	—	—	508	—	—	—	—	513	(5)	—
Sustaining capital expenditure	(4,119)	(796)	(791)	(5)	(3,323)	(2,019)	(619)	(1,104)	(268)	(28)	(499)	499	(1,304)	(322)	(488)	(164)	—	(330)	—	—
Ore reserve development	(5,535)	(1,354)	(1,354)	—	(4,181)	(1,577)	(629)	(947)	—	—	—	(1)	(2,604)	(1,177)	(930)	(497)	—	—	—	—
Growth projects	(3,086)	(2,411)	(2,411)	—	(675)	(203)	—	(203)	—	—	—	—	(472)	—	(198)	(7)	—	(47)	(220)	—
Total capital expenditure	(12,740)	(4,561)	(4,556)	(5)	(8,179)	(3,799)	(1,248)	(2,254)	(268)	(28)	(499)	498	(4,380)	(1,499)	(1,616)	(668)	—	(377)	(220)	—
[1] The presentation of the US PGM operating segment has been revised to separately disclose the underground mining and recycling operations
[2] Corporate and reconciling items represent the items to reconcile segment data to consolidated financial statement totals. This does not represent a separate segment as it does not generate mining revenue. Group corporate includes the Wheaton Stream transaction, initial recognition of battery metal investment, corporate tax, interest and corporate transaction costs
[3] Net other cash costs consist of service entity income, sundry income (refer note 8.2) and other costs as detailed in profit or loss, excluding loss due to dilution of interest in joint operation (refer note 8.1). Lease payments (R142 million) are included in net other cash costs to conform with the adjusted EBITDA reconciliation disclosed in note 28.10
[4] Net other consists of loss on financial instruments, loss on foreign exchange differences, change in estimate of environmental rehabilitation obligation and right of recovery receivable and payable (refer note 8.2) as detailed in profit or loss and the add back of the lease payment referred to in footnote 3 above. Corporate and reconciling items net other includes the share of results of equity-accounted investees after tax as detailed in profit or loss
[5] Non-underlying items consists of gain on disposal of property, plant and equipment, impairments which include impairments to mining assets of Driefontein, Kloof and Beatrix of R212 million, R3,642 million and R1,293 million, respectively (refer note 10), restructuring costs, transaction costs, early redemption premium on the 2025 Notes, profit on sale of St Helena (refer note 8.2), non-cash loss with dilution of interest in joint operation (refer note 8.1) and occupational healthcare expense as detailed in profit or loss

Figures in million – SA rand	Group	Total US PGM operations	Underground	Recycling	Total SA operations	Total SA PGM	Rustenburg	Marikana	Kroondal	Platinum Mile	Mimosa	Corporate and reconciling items[1]	Total SA gold	Driefontein	Kloof	Beatrix	Cooke	DRD-GOLD	Corporate and reconciling items[1]	Group Corporate and reconciling items[1]
2020
Revenue	127,392	45,154	19,858	25,296	82,781	54,912	20,429	26,865	7,973	950	3,894	(5,199)	27,869	6,793	9,795	4,664	1,040	5,051	526	(543)
Underground	91,369	19,858	19,858	—	72,054	52,142	18,521	26,865	7,973	—	3,894	(5,111)	19,912	6,793	8,109	4,500	—	—	510	(543)
Surface	10,727	—	—	—	10,727	2,770	1,908	—	—	950	—	(88)	7,957	—	1,686	164	1,040	5,051	16	—
Recycling	25,296	25,296	—	25,296	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—
Cost of sales, before amortisation and depreciation	(75,776)	(32,004)	(7,586)	(24,418)	(43,772)	(24,722)	(9,588)	(13,232)	(2,803)	(403)	(1,601)	2,905	(19,050)	(4,863)	(6,880)	(3,714)	(671)	(2,922)	—	—
Underground	(45,502)	(7,586)	(7,586)	—	(37,916)	(23,551)	(8,732)	(13,232)	(2,803)	—	(1,601)	2,817	(14,365)	(4,863)	(5,886)	(3,616)	—	—	—	—
Surface	(5,856)	—	—	—	(5,856)	(1,171)	(856)	—	—	(403)	—	88	(4,685)	—	(994)	(98)	(671)	(2,922)	—	—
Recycling	(24,418)	(24,418)	—	(24,418)	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—
Net other cash costs[2]	(2,231)	(67)	(67)	—	(2,164)	(1,116)	51	(789)	(76)	(241)	(59)	(2)	(1,048)	(66)	(104)	(97)	(642)	(44)	(95)	—
Adjusted EBITDA	49,385	13,083	12,205	878	36,845	29,074	10,892	12,844	5,094	306	2,234	(2,296)	7,771	1,864	2,811	853	(273)	2,085	431	(543)
Amortisation and depreciation	(7,593)	(2,727)	(2,722)	(5)	(4,866)	(2,072)	(806)	(818)	(410)	(34)	(281)	277	(2,794)	(932)	(1,092)	(491)	(14)	(202)	(63)	—
Interest income	1,065	279	1	278	786	221	27	106	84	3	4	(3)	565	67	59	36	45	178	180	—
Finance expense	(3,152)	(1,057)	(960)	(97)	(1,773)	(662)	(2,841)	(259)	(137)	—	(14)	2,589	(1,111)	(156)	(151)	(107)	(100)	(58)	(539)	(322)
Share-based payments	(512)	(80)	(80)	—	(432)	(90)	(36)	(41)	(13)	—	—	—	(342)	(22)	(26)	(19)	—	(141)	(134)	—
Net other[3]	(393)	31	31	—	(424)	1,224	(3,847)	2,132	122	(14)	(16)	2,847	(1,648)	20	30	28	36	30	(1,792)	—
Non-underlying items[4]	(1,550)	(93)	(93)	—	(1,385)	149	591	(435)	(7)	—	—	—	(1,534)	(27)	(18)	(40)	(4)	(1)	(1,444)	(72)
Royalties and carbon tax	(1,770)	—	—	—	(1,770)	(1,625)	(924)	(691)	(10)	—	(135)	135	(145)	(73)	(115)	(46)	(5)	—	94	—
Profit before tax	35,480	9,436	8,382	1,054	26,981	26,219	3,056	12,838	4,723	261	1,792	3,549	762	741	1,498	214	(315)	1,891	(3,267)	(937)
Current taxation	(5,374)	(976)			(4,353)	(3,861)	(2,635)	92	(1,300)	(15)	(450)	447	(492)	(9)	9	(5)	—	(492)	5	(45)
Deferred taxation	516	(682)			1,198	958	98	951	(34)	(58)	(42)	43	240	(233)	(322)	(89)	—	(97)	981	—
Profit/(loss) for the year	30,622	7,778			23,826	23,316	519	13,881	3,389	188	1,300	4,039	510	499	1,185	120	(315)	1,302	(2,281)	(982)
Attributable to:
Owners of the parent	29,312	7,778			22,516	22,650	519	13,230	3,389	173	1,300	4,039	(134)	499	1,185	120	(315)	659	(2,282)	(982)
Non-controlling interest holders	1,310	—			1,310	666	—	651	—	15	—	—	644	—	—	—	—	643	1	—
Sustaining capital expenditure	(2,817)	(798)	(795)	(3)	(2,019)	(1,052)	(326)	(515)	(188)	(23)	(414)	414	(967)	(187)	(392)	(93)	—	(295)	—	—
Ore reserve development	(4,150)	(1,239)	(1,239)	—	(2,911)	(1,125)	(417)	(708)	—	—	—	—	(1,786)	(742)	(722)	(322)	—	—	—	—
Growth projects	(2,649)	(2,385)	(2,385)	—	(264)	(20)	—	—	—	(20)	—	—	(244)	—	(155)	—	—	(46)	(43)	—
Total capital expenditure	(9,616)	(4,422)	(4,419)	(3)	(5,194)	(2,197)	(743)	(1,223)	(188)	(43)	(414)	414	(2,997)	(929)	(1,269)	(415)	—	(341)	(43)	—
[1] Corporate and reconciling items represent the items to reconcile segment data to consolidated financial statement totals. This does not represent a separate segment as it does not generate mining revenue. Group corporate includes the Wheaton Stream transaction, corporate transaction costs and corporate tax
[2] Net other cash costs consist of service entity income, sundry income (refer note 8.2) and other costs as detailed in profit or loss, excluding loss due to dilution of interest in joint operation (refer note 8.1). Lease payments (R148 million) are included in net other cash costs to conform with the adjusted EBITDA reconciliation disclosed in note 28.10
[3] Net other consists of loss on financial instruments, loss on foreign exchange differences, change in estimate of environmental rehabilitation obligation, right of recovery receivable and payable (refer note 8.2) as detailed in profit or loss and the add back of the lease payment referred to in footnote 2 above. Corporate and reconciling items net other includes the share of results of equity-accounted investees after tax as detailed in profit or loss
[4] Non-underlying items consists of gain on disposal of property, plant and equipment, impairments, loss on BTT early settlement, restructuring costs, transaction costs, loss on settlement of US$ Convertible Bond, income on settlement of legal dispute (refer note 8.2), non-cash loss with dilution of interest in joint operation (refer note 8.1) and occupational healthcare expense as detailed in profit or loss

Figures in million – SA rand	Group	Total US PGM operations	Underground	Recycling	Total SA operations	Total SA PGM	Rustenburg	Marikana[1]	Kroondal	Platinum Mile	Mimosa	Corporate and reconciling items[2]	Total SA gold	Driefontein	Kloof	Beatrix	Cooke	DRD-GOLD	Corporate and reconciling items[2]	Group Corporate and reconciling items[2]
2019
Revenue	72,925	26,864	12,343	14,521	46,223	27,579	10,499	11,188	5,591	301	2,343	(2,343)	18,644	3,303	6,809	3,798	828	3,621	285	(162)
Underground	51,528	12,343	12,343	—	39,347	26,617	9,901	11,125	5,591	—	2,343	(2,343)	12,730	3,301	5,553	3,577	21	—	278	(162)
Surface	6,876	—	—	—	6,876	962	598	63	—	301	—	—	5,914	2	1,256	221	807	3,621	7	—
Recycling	14,521	14,521	—	14,521	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—
Cost of sales, before amortisation and depreciation	(56,100)	(19,569)	(5,601)	(13,968)	(36,531)	(18,197)	(6,467)	(8,440)	(3,076)	(214)	(1,336)	1,336	(18,334)	(4,439)	(6,873)	(3,669)	(617)	(2,736)	—	—
Underground	(36,520)	(5,601)	(5,601)	—	(30,919)	(17,208)	(5,692)	(8,440)	(3,076)	—	(1,336)	1,336	(13,711)	(4,429)	(5,741)	(3,525)	(16)	—	—	—
Surface	(5,612)	—	—	—	(5,612)	(989)	(775)	—	—	(214)	—	—	(4,623)	(10)	(1,132)	(144)	(601)	(2,736)	—	—
Recycling	(13,968)	(13,968)	—	(13,968)	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—
Net other cash costs[3]	(1,869)	(4)	(4)	—	(1,865)	(585)	(156)	(300)	(103)	(25)	(8)	7	(1,280)	(197)	(153)	(180)	(569)	(31)	(150)	—
Adjusted EBITDA	14,956	7,291	6,738	553	7,827	8,797	3,876	2,448	2,412	62	999	(1,000)	(970)	(1,333)	(217)	(51)	(358)	854	135	(162)
Amortisation and depreciation	(7,214)	(2,286)	(2,286)	—	(4,928)	(1,919)	(914)	(500)	(495)	(5)	(219)	214	(3,009)	(920)	(1,201)	(640)	(15)	(172)	(61)	—
Interest income	560	145	145	—	415	146	45	31	67	1	2	—	269	60	53	31	40	64	21	—
Finance expense	(3,303)	(921)	(921)	—	(2,071)	(704)	(1,408)	(282)	(147)	—	(22)	1,155	(1,367)	(243)	(243)	(141)	(74)	(73)	(593)	(311)
Share-based payments	(363)	(53)	(53)	—	(310)	—	—	—	—	—	—	—	(310)	—	—	—	—	(64)	(246)	—
Net other[4]	(4,926)	8	8	—	(4,934)	(1,513)	(11,382)	13	—	1	(137)	9,992	(3,421)	18	31	13	(114)	81	(3,450)	—
Non-underlying items[5]	(566)	(74)	(74)	—	(123)	259	2	213	45	—	(27)	26	(382)	(170)	(35)	(112)	(7)	5	(63)	(369)
Royalties and carbon tax	(444)	—	—	—	(444)	(358)	(296)	(54)	(8)	—	(77)	77	(86)	(17)	(34)	(31)	(4)	—	—	—
Profit before tax	(1,300)	4,110	3,557	553	(4,568)	4,708	(10,077)	1,869	1,874	59	519	10,464	(9,276)	(2,605)	(1,646)	(931)	(532)	695	(4,257)	(842)
Current taxation	(1,849)	(481)			(1,368)	(1,305)	(780)	13	(536)	—	(136)	134	(63)	(23)	(5)	(13)	—	(69)	47	—
Deferred taxation	3,582	1,436			2,146	14	30	—	(1)	(16)	(6)	7	2,132	75	150	90	—	(130)	1,947	—
Profit/(loss) for the year	433	5,065			(3,790)	3,417	(10,827)	1,882	1,337	43	377	10,605	(7,207)	(2,553)	(1,501)	(854)	(532)	496	(2,263)	(842)
Attributable to:
Owners of the parent	62	5,065			(4,161)	3,355	(10,827)	1,823	1,337	39	377	10,606	(7,516)	(2,553)	(1,501)	(854)	(532)	189	(2,265)	(842)
Non-controlling interest holders	371	—			371	62	—	59	—	4	—	(1)	309	—	—	—	—	307	2	—
Sustaining capital expenditure	(2,039)	(322)	(322)	—	(1,717)	(1,202)	(316)	(660)	(213)	(13)	(343)	343	(515)	(163)	(238)	(71)	—	(43)	—	—
Ore reserve development	(3,402)	(1,036)	(1,036)	—	(2,366)	(1,030)	(501)	(529)	—	—	—	—	(1,336)	(513)	(590)	(233)	—	—	—	—
Growth projects	(2,265)	(2,035)	(2,035)	—	(230)	(15)	(2)	—	—	(13)	—	—	(215)	—	(109)	(2)	—	(39)	(65)	—
Total capital expenditure	(7,706)	(3,393)	(3,393)	—	(4,313)	(2,247)	(819)	(1,189)	(213)	(26)	(343)	343	(2,066)	(676)	(937)	(306)	—	(82)	(65)	—
[1] The SA PGM operations’ results for the year ended 31 December 2019 include Marikana for the seven months since acquisition (refer to note 16.1)
[2] Corporate and reconciling items represent the items to reconcile segment data to consolidated financial statement totals. This does not represent a separate segment as it does not generate mining revenue. Group corporate includes the Wheaton Stream transaction and corporate transaction costs.
[3] Net other cash costs consist of other costs and other income as detailed in profit or loss, excluding change in estimate of environmental rehabilitation obligation and right of recovery receivable and payable (refer note 8.1). Lease payments (R132 million) are included in net other cash costs to conform with the adjusted EBITDA reconciliation disclosed in note 28.10
[4] Net other consists of loss on financial instruments, gain on foreign exchange differences, change in estimate of environmental rehabilitation obligation, right of recovery receivable and payable (refer note 8.1) as detailed in profit or loss and the add back of the lease payment referred to in footnote 3 above. Corporate and reconciling items net other includes the share of results of equity-accounted investees after tax as detailed in profit or loss
[5] Non-underlying items consists of gain on disposal of property, plant and equipment, impairments, gain on acquisition, occupational healthcare expense, restructuring costs and transaction costs as detailed in profit or loss